Other liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Payment transactions - other (i)	$ 204,426	$ 219,426
Sundry creditors (ii)	244,635	158,169
Credit card ECL allowance (note 13)	29,490	22,066
Payables to insurers	16,634	14,798
Intermediation of securities	20,896	12,835
Third parties funds in transit (iii)	35,179	38,407
Other liabilities (iv)	70,352	66,630
Total	$ 621,612	$ 532,331